Deposits from Banking Clients (Tables)	12 Months Ended
Dec. 31, 2012
Deposits from Banking Clients Consisting of Interest Bearing and Noninterest Bearing Deposits

Deposits from banking clients consist of interest-bearing and non-interest-bearing deposits as follows:

December 31,	2012	2011

Interest-bearing deposits:
Deposits swept from brokerage accounts	$58,229	$40,617
Checking	11,632	10,765
Savings and other	9,089	8,997

Total interest-bearing deposits	78,950	60,379

Non-interest-bearing deposits	427	475

Total deposits from banking clients	$79,377	$60,854